Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Eagle Funds
Entity Central Index Key	0000906352
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000030894
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class A
Trading Symbol	SGENX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$57	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%	[1]
AssetsNet	$ 74,866,788,287
Holdings Count | Holding	226
InvestmentCompanyPortfolioTurnover	12.28%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,866,788,287 Number of Portfolio Holdings226 Portfolio Turnover Rate12.28%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030896
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class C
Trading Symbol	FESGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$97	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.85%	[3]
AssetsNet	$ 74,866,788,287
Holdings Count | Holding	226
InvestmentCompanyPortfolioTurnover	12.28%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,866,788,287 Number of Portfolio Holdings226 Portfolio Turnover Rate12.28%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030895
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class I
Trading Symbol	SGIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[5]
AssetsNet	$ 74,866,788,287
Holdings Count | Holding	226
InvestmentCompanyPortfolioTurnover	12.28%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,866,788,287 Number of Portfolio Holdings226 Portfolio Turnover Rate12.28%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000179766
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class R6
Trading Symbol	FEGRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$41	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[7]
AssetsNet	$ 74,866,788,287
Holdings Count | Holding	226
InvestmentCompanyPortfolioTurnover	12.28%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,866,788,287 Number of Portfolio Holdings226 Portfolio Turnover Rate12.28%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030897
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class A
Trading Symbol	SGOVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$59	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[9]
AssetsNet	$ 17,191,174,042
Holdings Count | Holding	166
InvestmentCompanyPortfolioTurnover	10.64%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,191,174,042 Number of Portfolio Holdings166 Portfolio Turnover Rate10.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030899
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class C
Trading Symbol	FESOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$98	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.86%	[11]
AssetsNet	$ 17,191,174,042
Holdings Count | Holding	166
InvestmentCompanyPortfolioTurnover	10.64%	[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,191,174,042 Number of Portfolio Holdings166 Portfolio Turnover Rate10.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030898
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class I
Trading Symbol	SGOIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$46	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[13]
AssetsNet	$ 17,191,174,042
Holdings Count | Holding	166
InvestmentCompanyPortfolioTurnover	10.64%	[14]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,191,174,042 Number of Portfolio Holdings166 Portfolio Turnover Rate10.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000179770
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class R6
Trading Symbol	FEORX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$42	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[15]
AssetsNet	$ 17,191,174,042
Holdings Count | Holding	166
InvestmentCompanyPortfolioTurnover	10.64%	[16]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,191,174,042 Number of Portfolio Holdings166 Portfolio Turnover Rate10.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030900
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class A
Trading Symbol	FEVAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$59	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[17]
AssetsNet	$ 1,652,642,257
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	11.05%	[18]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,652,642,257 Number of Portfolio Holdings87 Portfolio Turnover Rate11.05%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030902
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class C
Trading Symbol	FEVCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$98	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.89%	[19]
AssetsNet	$ 1,652,642,257
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	11.05%	[20]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,652,642,257 Number of Portfolio Holdings87 Portfolio Turnover Rate11.05%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030901
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class I
Trading Symbol	FEVIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[21]
AssetsNet	$ 1,652,642,257
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	11.05%	[22]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,652,642,257 Number of Portfolio Holdings87 Portfolio Turnover Rate11.05%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000179773
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class R6
Trading Symbol	FEVRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$42	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[23]
AssetsNet	$ 1,652,642,257
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	11.05%	[24]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,652,642,257 Number of Portfolio Holdings87 Portfolio Turnover Rate11.05%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030903
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class A
Trading Symbol	SGGDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$63	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.12%	[25]
AssetsNet	$ 5,378,075,140
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	10.25%	[26]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,378,075,140 Number of Portfolio Holdings28 Portfolio Turnover Rate10.25%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030905
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class C
Trading Symbol	FEGOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$105	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.85%	[27]
AssetsNet	$ 5,378,075,140
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	10.25%	[28]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,378,075,140 Number of Portfolio Holdings28 Portfolio Turnover Rate10.25%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030904
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class I
Trading Symbol	FEGIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$50	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.88%	[29]
AssetsNet	$ 5,378,075,140
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	10.25%	[30]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,378,075,140 Number of Portfolio Holdings28 Portfolio Turnover Rate10.25%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000179778
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class R6
Trading Symbol	FEURX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$45	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%	[31]
AssetsNet	$ 5,378,075,140
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	10.25%	[32]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,378,075,140 Number of Portfolio Holdings28 Portfolio Turnover Rate10.25%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000109583
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class A
Trading Symbol	FEBAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$60	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[33]
AssetsNet	$ 2,524,689,685
Holdings Count | Holding	251
InvestmentCompanyPortfolioTurnover	11.80%	[34]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,524,689,685 Number of Portfolio Holdings251 Portfolio Turnover Rate11.80%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.
C000109584
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class C
Trading Symbol	FEBCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$101	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.91%	[35]
AssetsNet	$ 2,524,689,685
Holdings Count | Holding	251
InvestmentCompanyPortfolioTurnover	11.80%	[36]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,524,689,685 Number of Portfolio Holdings251 Portfolio Turnover Rate11.80%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.
C000109585
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class I
Trading Symbol	FEBIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$48	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[37]
AssetsNet	$ 2,524,689,685
Holdings Count | Holding	251
InvestmentCompanyPortfolioTurnover	11.80%	[38]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,524,689,685 Number of Portfolio Holdings251 Portfolio Turnover Rate11.80%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.
C000179790
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class R6
Trading Symbol	FEBRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[39]
AssetsNet	$ 2,524,689,685
Holdings Count | Holding	251
InvestmentCompanyPortfolioTurnover	11.80%	[40]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,524,689,685 Number of Portfolio Holdings251 Portfolio Turnover Rate11.80%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

First Eagle Global Income Builder Fund changed its name to First Eagle Global Balanced Fund effective May 15, 2026.
C000030908
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class A
Trading Symbol	FEFAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$47	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[41]
AssetsNet	$ 472,780,719
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.75%	[42]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$472,780,719 Number of Portfolio Holdings38 Portfolio Turnover Rate17.75%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000030907
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class C
Trading Symbol	FEAMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$86	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.65%	[43]
AssetsNet	$ 472,780,719
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.75%	[44]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$472,780,719 Number of Portfolio Holdings38 Portfolio Turnover Rate17.75%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000124490
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class I
Trading Symbol	FEAIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$34	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[45]
AssetsNet	$ 472,780,719
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.75%	[46]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$472,780,719 Number of Portfolio Holdings38 Portfolio Turnover Rate17.75%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000179782
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class R6
Trading Symbol	FEFRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$34	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[47]
AssetsNet	$ 472,780,719
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.75%	[48]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$472,780,719 Number of Portfolio Holdings38 Portfolio Turnover Rate17.75%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000228686
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class A
Trading Symbol	FESAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$68	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[49]
AssetsNet	$ 2,225,788,811
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	27.33%	[50]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,225,788,811 Number of Portfolio Holdings234 Portfolio Turnover Rate27.33%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000260318
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class C
Trading Symbol	FECCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the period ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$19	2.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	2.00%	[51]
AssetsNet	$ 2,225,788,811
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	27.33%	[52]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,225,788,811 Number of Portfolio Holdings234 Portfolio Turnover Rate27.33%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000228687
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class I
Trading Symbol	FESCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$55	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%	[53]
AssetsNet	$ 2,225,788,811
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	27.33%	[54]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,225,788,811 Number of Portfolio Holdings234 Portfolio Turnover Rate27.33%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000228685
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class R6
Trading Symbol	FESRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$51	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%	[55]
AssetsNet	$ 2,225,788,811
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	27.33%	[56]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,225,788,811 Number of Portfolio Holdings234 Portfolio Turnover Rate27.33%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

First Eagle Small Cap Opportunity Fund Class R6 changed its expense limitation to 0.87% effective June 17, 2026.
C000237506
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class A
Trading Symbol	FEMAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$67	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.20%	[57]
AssetsNet	$ 69,306,750
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	29.09%	[58]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$69,306,750 Number of Portfolio Holdings76 Portfolio Turnover Rate29.09%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000237507
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class I
Trading Symbol	FESMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$53	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%	[59]
AssetsNet	$ 69,306,750
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	29.09%	[60]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$69,306,750 Number of Portfolio Holdings76 Portfolio Turnover Rate29.09%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000237508
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class R6
Trading Symbol	FEXRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$53	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%	[61]
AssetsNet	$ 69,306,750
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	29.09%	[62]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$69,306,750 Number of Portfolio Holdings76 Portfolio Turnover Rate29.09%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000232393
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class A
Trading Symbol	FERAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$60	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[63]
AssetsNet	$ 27,997,921
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	30.57%	[64]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$27,997,921 Number of Portfolio Holdings69 Portfolio Turnover Rate30.57%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000232392
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class I
Trading Symbol	FEREX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$47	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[65]
AssetsNet	$ 27,997,921
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	30.57%	[66]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$27,997,921 Number of Portfolio Holdings69 Portfolio Turnover Rate30.57%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000232391
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class R6
Trading Symbol	FERRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$47	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[67]
AssetsNet	$ 27,997,921
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	30.57%	[68]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$27,997,921 Number of Portfolio Holdings69 Portfolio Turnover Rate30.57%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

C000108220
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FEHAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$65	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%	[69]
AssetsNet	$ 7,289,314,846
Holdings Count | Holding	1,681
InvestmentCompanyPortfolioTurnover	32.69%	[70]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,289,314,846 Number of Portfolio Holdings1,681 Portfolio Turnover Rate32.69%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000108221
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class C
Trading Symbol	FEHCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$102	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.05%	[71]
AssetsNet	$ 7,289,314,846
Holdings Count | Holding	1,681
InvestmentCompanyPortfolioTurnover	32.69%	[72]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,289,314,846 Number of Portfolio Holdings1,681 Portfolio Turnover Rate32.69%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000108222
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class I
Trading Symbol	FEHIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$54	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[73]
AssetsNet	$ 7,289,314,846
Holdings Count | Holding	1,681
InvestmentCompanyPortfolioTurnover	32.69%	[74]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,289,314,846 Number of Portfolio Holdings1,681 Portfolio Turnover Rate32.69%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000179786
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FEHRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[75]
AssetsNet	$ 7,289,314,846
Holdings Count | Holding	1,681
InvestmentCompanyPortfolioTurnover	32.69%	[76]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,289,314,846 Number of Portfolio Holdings1,681 Portfolio Turnover Rate32.69%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000247344
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FDUAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$43	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[77]
AssetsNet	$ 1,910,593,921
Holdings Count | Holding	813
InvestmentCompanyPortfolioTurnover	44.54%	[78]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,910,593,921 Number of Portfolio Holdings813 Portfolio Turnover Rate44.54%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000260319
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class C
Trading Symbol	FDYCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$81	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%	[79]
AssetsNet	$ 1,910,593,921
Holdings Count | Holding	813
InvestmentCompanyPortfolioTurnover	44.54%	[80]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,910,593,921 Number of Portfolio Holdings813 Portfolio Turnover Rate44.54%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000247345
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class I
Trading Symbol	FDUIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[81]
AssetsNet	$ 1,910,593,921
Holdings Count | Holding	813
InvestmentCompanyPortfolioTurnover	44.54%	[82]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,910,593,921 Number of Portfolio Holdings813 Portfolio Turnover Rate44.54%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000247343
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FDURX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$28	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[83]
AssetsNet	$ 1,910,593,921
Holdings Count | Holding	813
InvestmentCompanyPortfolioTurnover	44.54%	[84]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,910,593,921 Number of Portfolio Holdings813 Portfolio Turnover Rate44.54%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000258507
Shareholder Report [Line Items]
Fund Name	First Eagle Core Plus Municipal Fund
Class Name	Class A
Trading Symbol	FPMAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Period Ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$28	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.63%	[85]
AssetsNet	$ 19,844,752
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	76.41%	[86]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,844,752 Number of Portfolio Holdings126 Portfolio Turnover Rate76.41%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000258508
Shareholder Report [Line Items]
Fund Name	First Eagle Core Plus Municipal Fund
Class Name	Class C
Trading Symbol	FPLCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Period Ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$62	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.38%	[87]
AssetsNet	$ 19,844,752
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	76.41%	[88]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,844,752 Number of Portfolio Holdings126 Portfolio Turnover Rate76.41%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000258506
Shareholder Report [Line Items]
Fund Name	First Eagle Core Plus Municipal Fund
Class Name	Class I
Trading Symbol	FPMMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Period Ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$17	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.38%	[89]
AssetsNet	$ 19,844,752
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	76.41%	[90]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,844,752 Number of Portfolio Holdings126 Portfolio Turnover Rate76.41%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]
C000271837
Shareholder Report [Line Items]
Fund Name	First Eagle Core Plus Municipal Fund
Class Name	Class R6
Trading Symbol	FPCPX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Period Ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$15	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.40%	[91]
AssetsNet	$ 19,844,752
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	76.41%	[92]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,844,752 Number of Portfolio Holdings126 Portfolio Turnover Rate76.41%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

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